Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
A summary of stock option activity under the 2008 Plan is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding as of December 31, 2019	35,276,812	$0.02	4.20	$79,915
Exercised	(1,921,941)	0.02

Outstanding as of December 31, 2020	33,354,871	$0.02	3.20	$131,370

Exercisable as of December 31, 2020	33,354,871	$0.02	3.20	$131,370

(1) The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the common stock for those stock options that had exercise prices lower than the estimated fair value of the common stock as of December 31, 2020 and 2019.

Summary of RSU Activity
A summary of the RSU activity under the 2014 Plan is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2019	70,119,944	$0.99
Granted	57,184,567	2.68
Forfeited	(2,372,304)	1.89

Nonvested as of December 31, 2020	124,932,207	$1.74

Summary of RSA Activity
A summary of the RSA activity under the 2014 Plan is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2019	675,887	$1.99
Vested	(256,838)	1.99

Nonvested as of December 31, 2020	419,049	$1.99

Summary of Stock-based Compensation	Stock-based compensation expense was allocated as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$79	$64
General and administrative	397	707

Total	$476	$771